Financial Liabilities - Adjustments to Carrying Value of Debt (Detail) In Millions, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 VEBA Trust Note [Member] USD ($)	Dec. 31, 2013 Tranche B Term Loan [Member] USD ($)	Dec. 31, 2013 Secured Senior Notes due 2019 [Member] USD ($)	Dec. 31, 2013 Secured Senior Notes due 2021 [Member] USD ($)	Dec. 31, 2013 Canadian Health Care Trust Notes [Member] USD ($)	Jan. 31, 2010 Canadian Health Care Trust Notes [Member] USD ($)	Jan. 31, 2010 Canadian Health Care Trust Notes [Member] CAD	Dec. 31, 2013 Liabilities from capital leases and other financial obligations [Member] USD ($)
Debt Instrument [Line Items]
Adjustments to carrying value of debt	$ 655	$ 523	$ 53	$ 14	$ 17	$ (10)	$ 31	31	$ 58